Condensed Financial Information of Registrant (Parent Company Only)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant (Parent Company Only)
20.
Condensed Financial Information of Registrant (Parent Company Only)

Forgent Intermediate LLC

(Parent Company Only)

Consolidated Balance Sheets

(In thousands)

	June 30,
	2024	2025
Assets
Investments in subsidiaries	$517,950	$374,534
Member’s Equity	$517,950	$374,534

Forgent Intermediate LLC

(Parent Company Only)

Consolidated Statement of Operations

(In thousands)

	Period from Inception to June 30, 2024	For the Year Ended June 30, 2025
Equity in net (loss) income of subsidiaries
Net (loss) income	$(17,821)	$15,196

A statement of cash flows has not been presented as Forgent Intermediate LLC did not have any cash or cash equivalents as of June 30, 2024 and 2025, or for the period from Inception to June 30, 2024 and the year ended June 30, 2025.

Basis of Presentation

Forgent Intermediate LLC is a holding company without any operations of its own, (the “Parent Company”). Pursuant to the terms of the long-term debt discussed in Note 10, Long-Term Debt, the Company and certain of its subsidiaries have restrictions on their ability to, among other things, incur additional indebtedness, pay dividends or make certain intercompany loans and advances. As a result of these restrictions, these parent company financial statements have been prepared in accordance with Rule 12-04 of Regulation S-X, as restricted net assets of the Company’s subsidiaries exceed 25% of the Company’s consolidated net assets as of June 30, 2025.

These condensed financial statements have been prepared on a “parent-only” basis. These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the Company’s consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The accompanying condensed financial information should be read in conjunction with the Company’s consolidated financial statements and related notes thereto.